Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 99.71%
Affiliated master portfolios: 37.59%
Allspring Core Bond Portfolio		$20,736,588
Allspring Disciplined International Developed Markets Portfolio		23,398,210
Allspring Disciplined Large Cap Portfolio		68,693,334
Allspring Emerging Growth Portfolio		4,744,432
Allspring Real Return Portfolio		53,667,433
Allspring Small Company Value Portfolio		4,726,926
		175,966,923
Alternative investment funds: 3.96%
Allspring Alternative Risk Premia Fund Class R6♠	2,299,880	18,514,038
Bond funds: 17.30%
Allspring Global Investment Grade Credit Fund Class R6♠	1,584,691	13,770,969
Allspring High Yield Bond Fund Institutional Class♠	10,291,691	30,669,240
Allspring Income Plus Fund Institutional Class♠	4,207,555	36,521,579
		80,961,788
Exchange-traded funds: 27.83%
iShares Core MSCI EAFE ETF	411,418	29,539,812
iShares Core MSCI Emerging Markets ETF	201,756	10,156,397
iShares Core S&P 500 ETF	69,180	35,312,931
iShares Core S&P Small-Cap ETF	64,834	6,959,930
iShares Core U.S. Aggregate Bond ETF	118,207	11,507,452
iShares Russell 1000 Growth ETF	14,245	4,717,089
iShares U.S. Treasury Bond ETF	1,416,168	32,076,205
		130,269,816
Multi-asset funds: 5.01%
Allspring Diversified Income Builder Fund Class R6♠	4,110,194	23,428,106
Stock funds: 8.02%
Allspring Disciplined Small Cap Fund Class R6♠	552,979	7,105,778
Allspring Discovery Large Cap Growth Fund Class R6♠†	660,141	7,056,910
Allspring Emerging Markets Equity Fund Class R6♠	279,495	6,976,191
Allspring Premier Large Company Growth Fund Class R6♠†	562,057	7,076,296
Allspring Special Large Cap Value Fund Class R6♠	743,656	9,325,446
		37,540,621
Total investment companies (Cost $435,896,265)		466,681,292
See accompanying notes to portfolio of investments
Spectrum Moderate Growth Fund | 1

Portfolio of investments—February 29, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.06%
Investment companies: 0.06%
Allspring Government Money Market Fund Select Class♠∞		5.24%	300,000	$300,000
Total short-term investments (Cost $300,000)				300,000
Total investments in securities (Cost $436,196,265)	99.77%			466,981,292
Other assets and liabilities, net	0.23			1,073,765
Total net assets	100.00%			$468,055,057

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$15,203,693	$5,374,037	$(1,827,131)	$(220,351)	$(16,210)	$18,514,038
Allspring Disciplined Small Cap Fund Class R6	0	7,009,456	(404,895)	18,648	482,569	7,105,778
Allspring Discovery Large Cap Growth Fund Class R6†	7,635,012	1,970,874	(3,733,809)	419,871	764,962	7,056,910
Allspring Diversified Income Builder Fund Class R6	18,948,431	5,674,488	(2,721,944)	(235,933)	1,763,064	23,428,106
Allspring Emerging Markets Equity Fund Class R6	5,591,586	1,646,520	(637,231)	(167,999)	543,315	6,976,191
Allspring Global Investment Grade Credit Fund Class R6	11,397,364	3,327,789	(1,138,741)	(280,992)	465,549	13,770,969
Allspring High Yield Bond Fund Institutional Class	25,009,576	9,515,796	(4,573,522)	(656,106)	1,373,496	30,669,240
Allspring Income Plus Fund Institutional Class	29,800,554	10,511,356	(4,154,098)	(398,705)	762,472	36,521,579
Allspring Premier Large Company Growth Fund Class R6†	7,618,922	3,509,055	(4,000,228)	(743,125)	691,672	7,076,296
Allspring Special Large Cap Value Fund Class R6	7,436,131	2,202,826	(1,404,228)	(95,020)	1,185,737	9,325,446
Short-term investments
Allspring Government Money Market Fund Select Class	250,000	81,165,745	(81,115,745)	0	0	300,000
				$(2,359,712)	$8,016,626	$160,744,553
See accompanying notes to portfolio of investments
2 | Spectrum Moderate Growth Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	2,299,880	$619,386	$0
Allspring Disciplined Small Cap Fund Class R6	552,979	14,359	130,221
Allspring Discovery Large Cap Growth Fund Class R6†	660,141	0	307,221
Allspring Diversified Income Builder Fund Class R6	4,110,194	772,334	0
Allspring Emerging Markets Equity Fund Class R6	279,495	75,210	0
Allspring Global Investment Grade Credit Fund Class R6	1,584,691	387,239	0
Allspring High Yield Bond Fund Institutional Class	10,291,691	1,352,285	0
Allspring Income Plus Fund Institutional Class	4,207,555	1,370,679	0
Allspring Premier Large Company Growth Fund Class R6†	562,057	0	1,757,998
Allspring Special Large Cap Value Fund Class R6	743,656	87,673	155,764
Short-term investments
Allspring Government Money Market Fund Select Class	300,000	28,631	0
		$4,707,796	$2,351,204

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex- Corporate Portfolio*	8.92%	0.00%	$(2,711,248)	$1,766,300	$325,903	$0	$34,281	$0
Allspring Core Bond Portfolio	0.50	0.41	(723,341)	126,787	654,060	0	28,357	20,736,588
Allspring Disciplined International Developed Markets Portfolio	0.00	9.35	21,554	3,154,847	203	55,421	7,108	23,398,210
Allspring Disciplined Large Cap Portfolio	21.10	24.27	2,795,459	8,464,688	5,302	531,539	30,388	68,693,334
Allspring Emerging Growth Portfolio	1.14	1.55	(32,965)	582,854	27	3,514	2,778	4,744,432
Allspring Factor Enhanced Emerging Markets Equity Portfolio*	4.30	0.00	221,320	(119,294)	284	76,951	4,918	0
Allspring Factor Enhanced International Equity Portfolio*	8.72	0.00	5,679,521	(4,298,055)	2,214	205,592	53,807	0
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio*	4.85	0.00	6,201,313	(4,209,672)	2,354	159,847	24,700	0
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio*	4.72	0.00	331,194	(189,220)	685	38,797	8,508	0
Allspring Real Return Portfolio	13.83	21.70	(1,764,170)	2,367,146	775,582	100,497	235,496	53,667,433
Allspring Small Company Value Portfolio	0.71	0.65	199,273	571,072	8	55,889	1,377	4,726,926
			$10,217,910	$8,217,453	$1,766,622	$1,228,047	$431,718	$175,966,923

*	Liquidated on December 6, 2023
See accompanying notes to portfolio of investments
Spectrum Moderate Growth Fund | 3

Portfolio of investments—February 29, 2024 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini NASDAQ 100 Index	39	3-15-2024	$14,004,140	$14,104,545	$100,405	$0
Euro Futures	103	3-18-2024	13,942,559	13,916,588	0	(25,971)
10-Year U.S. Treasury Notes	448	6-18-2024	49,316,420	49,476,000	159,580	0
Short
E-Mini S&P 500 Index	(28)	3-15-2024	(7,117,410)	(7,145,250)	0	(27,840)
MSCI Emerging Markets Index	(139)	3-15-2024	(7,062,601)	(7,066,760)	0	(4,159)
New Zealand Dollar Futures	(228)	3-18-2024	(13,944,380)	(13,866,960)	77,420	0
Swiss Franc Futures	(99)	3-18-2024	(14,221,033)	(14,012,831)	208,202	0
U.S. Dollar Futures	(113)	3-18-2024	(11,696,292)	(11,763,074)	0	(66,782)
Ultra Long Term U.S. Treasury Bond	(79)	6-18-2024	(9,969,471)	(10,102,125)	0	(132,654)
					$545,607	$(257,406)
See accompanying notes to portfolio of investments
4 | Spectrum Moderate Growth Fund

Notes to portfolio of investments—February 29, 2024 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk . The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Spectrum Moderate Growth Fund | 5

Notes to portfolio of investments—February 29, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$290,714,369	$0	$0	$290,714,369
Short-term investments
Investment companies	300,000	0	0	300,000
Investments measured at net asset value*				175,966,923
	291,014,369	0	0	466,981,292
Futures contracts	545,607	0	0	545,607
Total assets	$291,559,976	$0	$0	$467,526,899
Liabilities
Futures contracts	$257,406	$0	$0	$257,406
Total liabilities	$257,406	$0	$0	$257,406

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $175,966,923 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of February 29, 2024, $2,062,735 was segregated as cash collateral for these open futures contracts.
At February 29, 2024, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio*	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio*	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio*	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio*	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio*	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
* Liquidated on December 6, 2023
6 | Spectrum Moderate Growth Fund